Derivative Instruments - Additional Information (Detail) (Discovery Offshore, Warrants, NOK)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discovery Offshore | Warrants
Class of Warrant or Right [Line Items]
Number of shares of Discovery Offshore stock purchasable by warrants	5,000,000
Strike Price (NOK)	11.50	11.50
Minimum exercisable stock price per share of Discovery Offshore stock in NOK	23.00	23.00
Number of consecutive trading days for determining exercisability	30 days
Discovery Offshore stock price in NOK	13.80	13.00